Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Lease Cost
	Nine months ended September 30,
	2024	2023
Cash payments and expenses related to operating leases	(416)	(309)
Operating lease right-of-use assets and liabilities, net	(167)	88
Supplemental balance sheet information related to operating leases were as follows:
September 30,
2024
Operating lease right-of-use assets	$1,800
Current maturities of operating leases	$524
Long-term operating lease liabilities	$1,443
Weighted average remaining lease term (in years)	5.1
Weighted average discount rate	9.5%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of September 30, 2024, were as follows:
Operating leases
2024 (three months ended December 31, 2024)	104
2025	365
2026	366
2027	360
2028	340
2029	330
2030	37
Total lease payments	1,902